Benefit Plans (Tables) - THE DAYTON POWER AND LIGHT COMPANY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of Amounts Recognized in Balance Sheet	and 2017. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.8 million and $1.1 million of costs billed to the Service Company for the years ended December 31, 2018 and 2017 or $3.3 million and $0.7 million of costs billed to AES Ohio Generation for the years ended December 31, 2018 and 2017.

$ in millions	Years ended December 31,
Change in benefit obligation	2018	2017
Benefit obligation at January 1	$436.9	$419.6
Service cost	6.1	5.7
Interest cost	13.8	14.2
Plan amendments	5.1	—
Plan curtailment	—	3.0
Actuarial (gain) / loss	(34.6)	28.1
Benefits paid	(40.8)	(33.7)
Benefit obligation at December 31	386.5	436.9

Change in plan assets
Fair value of plan assets at January 1	357.5	341.0
Actual return on plan assets	(11.7)	44.8
Employer contributions	7.9	5.4
Benefits paid	(40.8)	(33.7)
Fair value of plan assets at December 31	312.9	357.5

Unfunded status of plan	$(73.6)	$(79.4)

	December 31,
Amounts recognized in the Balance sheets	2018	2017
Current liabilities	$(0.4)	$(0.4)
Non-current liabilities	(73.2)	(79.0)
Net liability at end of year	$(73.6)	$(79.4)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$10.4	$6.7
Net actuarial loss	137.2	148.3
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$147.6	$155.0
Recorded as:
Regulatory asset	$87.3	$92.2
Accumulated other comprehensive income	60.3	62.8
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$147.6	$155.0

Schedule of Net Periodic Benefit Cost / (Income)
The net periodic benefit cost of the pension benefit plans for the three and nine months ended September 30, 2019 and 2018 was:

	Three months ended		Nine months ended
	September 30,		September 30,
$ in millions	2019	2018	2019	2018
Service cost	$0.9	$1.5	$2.7	$4.5
Interest cost	3.7	3.4	11.2	10.3
Expected return on plan assets	(5.0)	(5.3)	(15.0)	(15.9)
Amortization of unrecognized:
Prior service cost	0.4	0.4	1.3	1.1
Actuarial loss	1.8	2.4	5.3	7.1
Net periodic benefit cost	$1.8	$2.4	$5.5	$7.1

The net periodic benefit cost of the pension plans was:

	Years ended December 31,
$ in millions	2018	2017	2016
Service cost	$6.1	$5.7	$5.7
Interest cost	13.8	14.2	14.7
Expected return on assets	(21.2)	(22.8)	(22.8)
Plan curtailment (a)	—	5.6	5.7
Amortization of unrecognized:
Actuarial loss	9.4	8.7	7.2
Prior service cost	1.4	1.5	3.0
Net periodic benefit cost	$9.5	$12.9	$13.5

Rates relevant to each year's expense calculations
Discount rate	3.66%	4.28%	4.49%
Expected return on plan assets	6.25%	6.50%	6.50%

(a)    As a result of the decision to retire certain coal-fired plants, we recognized a plan curtailment of $5.6 million and $5.7 million in 2017 and 2016, respectively.

Weighted Average Assumptions Used to Determine Benefit Obligations
The weighted average assumptions used to determine benefit obligations at December 31, 2018, 2017 and 2016 were:

Benefit Obligation Assumptions	Pension
	2018	2017	2016
Discount rate for obligations	4.35%	3.66%	4.28%
Rate of compensation increases	3.94%	3.94%	3.94%

Schedule of Allocation of Plan Assets
The following table summarizes our target pension plan allocation for 2018:

	Long-Term Mid-Point Target Allocation	Percentage of plan assets as of December 31,
Asset category		2018	2017
Equity Securities	38%	33%	35%
Debt Securities	56%	58%	55%
Cash and Cash Equivalents	—%	1%	—%
Real Estate	6%	8%	10%

Fair Value Measurements for Plan Assets
The fair values of our pension plan assets at December 31, 2018 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2018
$ in millions	Market Value at December 31, 2018	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Mutual funds:
U.S. equities (a)	$79.3	$79.3	$—	$—
International equities (a)	25.9	25.9	—	—
Fixed income (b)	143.7	143.7	—	—
Fixed income securities:
U.S. Treasury securities	37.5	37.5	—	—
Cash and cash equivalents:
Money market funds (c)	2.4	2.4	—	—
Other investments:
Core property collective fund (d)	24.1	—	24.1	—
Total pension plan assets	$312.9	$288.8	$24.1	$—

(a)
This category includes investments in equity securities of large, small and medium sized U.S. companies and equity securities of foreign companies including those in developing countries. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b)
This category includes investments in investment-grade fixed-income instruments, U.S. dollar-denominated debt securities of emerging market issuers and high yield fixed-income securities that are rated below investment grade. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c)
This category is comprised of investments in U.S. treasury obligations that seek to preserve principal and maintain liquidity while providing current income. The funds are valued at the assets’ amortized cost to maintain a stable per share net asset value.

(d)
This category represents a property fund that invests in commercial real estate. The fair value of the fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

The fair values of our pension plan assets at December 31, 2017 by asset category are as follows:

Fair Value Measurements for Pension Plan Assets at December 31, 2017
$ in millions	Market Value at December 31, 2017	Quoted prices in active markets for identical assets	Significant observable inputs	Significant unobservable inputs
Asset category		(Level 1)	(Level 2)	(Level 3)
Mutual funds:
U.S. equities (a)	$78.2	$78.2	$—	$—
International equities (a)	46.3	46.3	—	—
Fixed income (b)	163.3	163.3	—	—
Fixed income securities:
U.S. Treasury securities	33.5	33.5	—	—
Other investments: (c)
Core property collective fund	36.2	—	36.2	—
Total pension plan assets	$357.5	$321.3	$36.2	$—

(a)
This category includes investments in equity securities of large, small and medium sized U.S. companies and equity securities of foreign companies including those in developing countries. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b)
This category includes investments in investment-grade fixed-income instruments, U.S. dollar-denominated debt securities of emerging market issuers and high yield fixed-income securities that are rated below investment grade. The funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c)
This category represents a property fund that invests in commercial real estate. The fair value of the fund is valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

Estimated Future Benefit Payments and Medicare Part D Reimbursements

Estimated future benefit payments
$ in millions due within the following years:	Pension
2019	$26.7
2020	$26.5
2021	$26.3
2022	$26.0
2023	$25.9
2024 - 2028	$125.1

Pension [Member]
Pension And Postretirement Benefit Plans' Obligations And Assets
The following tables set forth the changes in our pension plan's obligations and assets recorded on the Balance Sheets at December 31, 2018 and 2017. The amounts presented in the following tables for pension obligations include the collective bargaining plan formula, traditional management plan formula and cash balance plan formula and the SERP in the aggregate and have not been adjusted for $1.8 million and $1.1 million of costs billed to the Service Company for the years ended December 31, 2018 and 2017 or $3.3 million and $0.7 million of costs billed to AES Ohio Generation for the years ended December 31, 2018 and 2017.

$ in millions	Years ended December 31,
Change in benefit obligation	2018	2017
Benefit obligation at January 1	$436.9	$419.6
Service cost	6.1	5.7
Interest cost	13.8	14.2
Plan amendments	5.1	—
Plan curtailment	—	3.0
Actuarial (gain) / loss	(34.6)	28.1
Benefits paid	(40.8)	(33.7)
Benefit obligation at December 31	386.5	436.9

Change in plan assets
Fair value of plan assets at January 1	357.5	341.0
Actual return on plan assets	(11.7)	44.8
Employer contributions	7.9	5.4
Benefits paid	(40.8)	(33.7)
Fair value of plan assets at December 31	312.9	357.5

Unfunded status of plan	$(73.6)	$(79.4)

	December 31,
Amounts recognized in the Balance sheets	2018	2017
Current liabilities	$(0.4)	$(0.4)
Non-current liabilities	(73.2)	(79.0)
Net liability at end of year	$(73.6)	$(79.4)

Amounts recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax
Components:
Prior service cost	$10.4	$6.7
Net actuarial loss	137.2	148.3
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$147.6	$155.0
Recorded as:
Regulatory asset	$87.3	$92.2
Accumulated other comprehensive income	60.3	62.8
Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities, pre-tax	$147.6	$155.0

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets And Regulatory Liabilities

Other Changes in Plan Assets and Benefit Obligation Recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities

	Years ended December 31,
$ in millions	2018	2017	2016
Net actuarial loss	$3.4	$9.1	$20.9
Plan curtailment (a)	—	(5.6)	(5.7)
Reversal of amortization item:
Net actuarial loss	(9.4)	(8.7)	(7.2)
Prior service cost	(1.4)	(1.5)	(3.0)
Total recognized in Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$(7.4)	$(6.7)	$5.0

Total recognized in net periodic benefit cost and Accumulated Other Comprehensive Income, Regulatory Assets and Regulatory Liabilities	$2.1	$6.2	$18.5

(a)    As a result of the decision to retire certain coal-fired plants, we recognized a plan curtailment of $5.6 million and $5.7 million in 2017 and 2016, respectively.